FI - Transfers between levels 1 and 2 (Details 14) - Recurring basis - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Obligation to return securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	SFr 0	SFr 0
Transfers out of level 1 to level 2	136	0
Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,919	4,157
Transfers out of level 1 to level 2	300	241
Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3	2
Transfers out of level 1 to level 2	44	46
Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	102	108
Transfers out of level 1 to level 2	165	166
Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,814	4,047
Transfers out of level 1 to level 2	91	29
Securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	136	0
Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,142	6,139
Transfers out of level 1 to level 2	662	2,772
Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	16	2,012
Transfers out of level 1 to level 2	237	1,698
Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	924	723
Transfers out of level 1 to level 2	412	1,074
Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,202	3,404
Transfers out of level 1 to level 2	13	0
Investment securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	0	1,229
Bank | Obligation to return securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	136	0
Bank | Trading Liabilities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,919	4,157
Transfers out of level 1 to level 2	300	241
Bank | Trading Liabilities | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3	2
Transfers out of level 1 to level 2	44	46
Bank | Trading Liabilities | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	102	108
Transfers out of level 1 to level 2	165	166
Bank | Trading Liabilities | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,814	4,047
Transfers out of level 1 to level 2	91	29
Bank | Securities received as collateral
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	0	0
Transfers out of level 1 to level 2	136	0
Bank | Trading assets
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	4,142	6,139
Transfers out of level 1 to level 2	662	2,772
Bank | Trading assets | Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	16	2,012
Transfers out of level 1 to level 2	237	1,698
Bank | Trading assets | Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	924	723
Transfers out of level 1 to level 2	412	1,074
Bank | Trading assets | Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2	3,202	3,404
Transfers out of level 1 to level 2	SFr 13	SFr 0